LONG-TERM DEBT - Narrative (Details) $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Mar. 14, 2025 CAD ($)	Mar. 14, 2025 USD ($)	Mar. 04, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Apr. 29, 2025	Dec. 31, 2024 USD ($)	Oct. 08, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Sep. 27, 2021 CAD ($)	Sep. 27, 2021 USD ($)
LONG-TERM DEBT
Repayment of long-term debt					$ 4,818.9		$ 2,906.3
Borrowings					7,422.6		9,999.5						$ 8,836.9
Issuance of long-term debt					2,633.2		3,240.5
A loss on termination of hedged arrangements	$ 30.5
Deferred finance costs	$ 3.0
Cost
LONG-TERM DEBT
Borrowings					$ 7,426.7		10,019.7
Floating | Prime Rate | Minimum
LONG-TERM DEBT
Borrowings, interest rate										0.125%
Floating | Prime Rate | Maximum
LONG-TERM DEBT
Borrowings, interest rate										0.75%
Floating | SOFR | Minimum
LONG-TERM DEBT
Borrowings, interest rate					4.08%				4.08%	1.125%
Floating | SOFR | Maximum
LONG-TERM DEBT
Borrowings, interest rate					5.252%				5.252%	1.75%
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes")
LONG-TERM DEBT
Repayment of long-term debt		$ 750.0
Borrowings, interest rate	3.75%	3.75%
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes") | Cost
LONG-TERM DEBT
Borrowings					$ 0.0		$ 1,079.2
Borrowings, interest rate					3.75%		3.75%		3.75%		3.75%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
LONG-TERM DEBT
Repayment of long-term debt		$ 500.0
Borrowings, interest rate	5.125%	5.125%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
LONG-TERM DEBT
Borrowings					$ 0.0		$ 719.4
Borrowings, interest rate					5.125%		5.125%		5.125%		5.125%
Revolving Credit Facility
LONG-TERM DEBT
Undrawn borrowing facilities														$ 1,000.0
Borrowings														$ 2,000.0	$ 25.0
Revolving Credit Facility | Cost
LONG-TERM DEBT
Borrowings					$ 750.6		$ 188.0
Revolving Credit Facility | Minimum
LONG-TERM DEBT
Interest coverage ratio					3				3
Revolving Credit Facility | Maximum
LONG-TERM DEBT
Total net funded debt to adjusted EBITDA ratio					0.045				0.045
Revolving Credit Facility | Four complete fiscal quarters | Maximum
LONG-TERM DEBT
Total net funded debt to adjusted EBITDA ratio					0.05				0.05
Term Loan B Facility
LONG-TERM DEBT
Deferred finance costs			$ 15.9
Term Loan B Facility | Floating | LIBOR | Minimum
LONG-TERM DEBT
Borrowings, interest rate			0.50%
Term Loan B Facility | Floating | LIBOR | Maximum
LONG-TERM DEBT
Borrowings, interest rate			2.00%
Term Loan B Facility | Floating | Prime Rate
LONG-TERM DEBT
Borrowings, interest rate			1.00%
4.750% USD senior notes ("4.750% 2029 Notes") | Cost
LONG-TERM DEBT
Borrowings					$ 1,028.0		$ 1,079.2
Borrowings, interest rate					4.75%		4.75%		4.75%		4.75%
4.375% USD senior notes ("4.375% 2029 Notes") | Cost
LONG-TERM DEBT
Borrowings					$ 753.8		$ 791.4
Borrowings, interest rate					4.375%		4.375%		4.375%		4.375%
6.625% USD senior notes ("6.625% 2032 Notes") | Cost
LONG-TERM DEBT
Borrowings					$ 685.3		$ 719.4
Borrowings, interest rate					6.625%		6.625%		6.625%		6.625%
4.375% USD senior notes ("4.375% 2054 Notes")
LONG-TERM DEBT
Borrowings, interest rate					4.375%		4.375%		4.375%		4.375%	4.375%
Notional amount per note												$ 210.0
Other | Cost
LONG-TERM DEBT
Borrowings					$ 494.6		$ 503.0
Promissory notes
LONG-TERM DEBT
Repayment of long-term debt				$ 50.0
Borrowings											$ 50.0
Term loan, maturing August 31, 2028
LONG-TERM DEBT
Undrawn borrowing facilities									$ 170.0
Borrowings									163.6		168.9
Revolving credit facility, maturing August 31, 2028
LONG-TERM DEBT
Undrawn borrowing facilities									100.0
Borrowings									$ 70.0		78.8
Term loan and revolving credit facility maturing August 31, 2028 | SOFR | Minimum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis					2.00%				2.00%
Term loan and revolving credit facility maturing August 31, 2028 | SOFR | Maximum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis					3.25%				3.25%
Term loan, maturing September 21, 2030
LONG-TERM DEBT
Borrowings									$ 127.0
Issuance of long-term debt						$ 127.0		$ 5.9
Term loan, maturing September 21, 2030 | SOFR | Minimum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis					1.50%				1.50%
Term loan, maturing September 21, 2030 | SOFR | Maximum
LONG-TERM DEBT
Borrowings, adjustment to interest rate basis					4.00%				4.00%
Revolving credit facility, maturing September 21, 2030
LONG-TERM DEBT
Borrowings									$ 30.0		$ 30.0
Issuance of long-term debt					$ 0.0		$ 0.0